Ordinary Share - Additional Information (Details) - USD ($)				1 Months Ended		12 Months Ended
	Sep. 30, 2018	Aug. 31, 2018	Aug. 02, 2018	Nov. 30, 2019	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Class Of Stock [Line Items]
Ordinary shares, authorized amount							$ 50,000
Cash consideration					$ 18,737,426
Consideration received on subscription fee for reorganization purpose						$ 9,261,300	6,000,376
Consideration outstanding on subscription fee for reorganization purpose							$ 9,261,300
Treasury stock, shares						0	2,846,600
Ordinary share voting rights						Each holder of outstanding Class A Ordinary Shares shall be entitled to cast the number of votes equal to the number of whole Class A Ordinary Shares held by such holder and each holder of outstanding Class B Ordinary Shares shall be entitled to cast the number of votes equal to ten times the number of whole Class B Ordinary Shares held by such holder.
American Depositary Shares ("ADS") | Initial Public Offering
Class Of Stock [Line Items]
Shares issued in IPO				4,675,000
Net proceeds from IPO				$ 35,000,000
American Depositary Shares ("ADS") | Underwriters' Over Allotment Option
Class Of Stock [Line Items]
Shares issued in IPO				300,000
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Equity method investment, ownership percentage					2.50%			8.36%
Founders
Class Of Stock [Line Items]
Treasury stock, shares	2,846,600
Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Equity method investment, ownership percentage			8.36%
Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Cash consideration			$ 15,261,676
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized						4,880,496,457	4,880,496,457
Common stock, par value						$ 0.00001	$ 0.00001
Shares issued upon conversion of preferred shares				20,336,100		29,336,099	9,519,000
Shares issued in IPO				18,700,000		18,700,000
Preferred shares, conversion basis				one-for-one basis
Preferred shares conversion ratio				100.00%
Class A Ordinary Shares | Average Basis
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares				8,999,999
Preferred shares, conversion basis				1-for-1.13
Preferred shares conversion ratio				113.00%
Class A Ordinary Shares | American Depositary Shares ("ADS")
Class Of Stock [Line Items]
Number of ordinary shares representing for each American Depositary shares				4
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares			9,519,000
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues			9,519,000
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”) | Third Party Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues			8,880,894
Class A-1 Ordinary Shares
Class Of Stock [Line Items]
Convertible redeemable preferred shares authorized							9,519,000
Convertible redeemable preferred shares par value							$ 0.00001
Class A-2 Ordinary Shares
Class Of Stock [Line Items]
Convertible redeemable preferred shares authorized							13,663,700
Convertible redeemable preferred shares par value							$ 0.00001
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized						75,150,400	75,150,400
Common stock, par value						$ 0.00001	$ 0.00001
Class B Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues			75,150,400
Series A Preferred Shares
Class Of Stock [Line Items]
Convertible redeemable preferred shares authorized							7,938,915
Convertible redeemable preferred shares par value							$ 0.00001
Ordinary shares, authorized							21,170,443
Authorized share capital, par value							$ 0.00001
Class A1 Preferred Shares
Class Of Stock [Line Items]
Convertible preferred shares				9,519,000
Class A2 Preferred Shares
Class Of Stock [Line Items]
Convertible preferred shares				10,817,100
Series A Preferred Shares
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues	7,938,915	7,938,915
Shares issued upon conversion of preferred shares							7,938,915
Convertible preferred shares				7,938,915		(7,938,915)